Cash Flow Items	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Cash Flow Items	Cash Flow Items
(a)Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2025	2024
Share-based compensation		$8.3	$5.7
9.7% of Côté Gold pre-Commercial Production gold received by SMM	31	—	(18.4)
9.7% of Côté Gold expenses funded by SMM	31	—	6.6
Write-down of assets		3.6	0.9
Write-down (reversal) of inventories		3.8	3.6
Changes in estimates of asset retirement obligations at closed sites	29	8.0	(13.4)
Interest income	31	(8.1)	(16.1)
Changes in fair value of deferred consideration from the sale of Sadiola	31	(2.0)	(1.8)
Gain on sale of royalties	31	(4.9)	—
Amortization of gains related to flow-through common shares	31	(1.9)	(1.1)
Effects of exchange rate fluctuation on cash and cash equivalents		(19.5)	7.0
Effects of exchange rate fluctuation on restricted cash		(7.5)	4.1
Insurance recoveries	31	—	(27.3)
Employee service provision		3.0	2.6
Other		19.2	(12.6)
		$2.0	$(60.2)

(b)Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2025	2024
Receivables and other current assets	$(11.9)	$(45.6)
Inventories and non-current ore stockpiles	(105.9)	(51.4)
Accounts payable and accrued liabilities	56.0	(17.4)
	$(61.8)	$(114.4)
(c) Other investing activities

		Years ended December 31,
	Notes	2025	2024
Interest received		$8.2	$12.6
(Increase) decrease in restricted cash		4.9	0.8
Capital expenditures for exploration and evaluation assets	12	(8.1)	(0.5)
(Acquisition)/Disposal of marketable securities		12.5	7.0
Securitization of VAT into Government of Burkina Faso Bonds		(25.5)	—
Settlement of Yatela Sale		(18.2)	—
Proceeds from sale of royalties		11.9	—
Other		(5.1)	(1.4)
		$(19.4)	$18.5
(d) Other financing activities

		Years ended December 31,
	Notes	2025	2024
Proceeds from issuance of flow-through common shares	23(b)	$6.8	$5.9
Repayment of equipment loans	18(d)	(1.3)	(5.1)
Payment of lease obligations	15	(31.7)	(20.6)
Common shares issued for cash on exercise of stock options		3.9	6.1
Payment of repurchase option fee	7	—	(32.7)
Other		(12.1)	(13.5)
		$(34.4)	$(59.9)
(e) Reconciliation of long-term debt arising from financing activities

	Equipment loans	5.75% senior notes	Credit facility	Term Loan	Total
Balance, January 1, 2024	$7.2	$448.0	$—	$375.6	$830.8
Cash changes:
Proceeds	—	—	280.0	—	280.0
Repayments	(5.1)	—	(60.0)	—	(65.1)
Non-cash changes:
Amortization of deferred financing charges	—	0.9	—	4.4	5.3
Change in fair value of embedded derivative	—	—	—	(21.6)	(21.6)
Other	—	(0.5)	—	—	(0.5)
Balance, December 31, 2024	$2.1	$448.4	$220.0	$358.4	$1,028.9
Cash changes:
Proceeds	—	—	130.0	—	130.0
Repayments	(1.3)	—	(150.0)	(400.0)	(551.3)
Non-cash changes:
Amortization of deferred financing charges	—	1.0	—	15.6	16.6
Foreign currency translation	0.2	—	—	—	0.2
Change in fair value of embedded derivative	—	—	—	26.7	26.7
Other	—	(0.6)	—	(0.7)	(1.3)
Balance, December 31, 2025	$1.0	$448.8	$200.0	$—	$649.8